Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Director compensation, and key management salaries and benefits	$ 3,626	$ 2,743	$ 2,516
Share based compensation	646	417	327
Termination benefits	0	100	149
Key management personnel compensation	$ 4,272	$ 3,260	$ 2,992